Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 9.8%
Alphabet, Inc. - Class A	361,145	$69,303,725
Alphabet, Inc. - Class C	292,565	56,424,086
AT&T, Inc.	444,313	12,178,619
Charter Communications, Inc. - Class A (a)(b)	5,925	1,595,958
Comcast Corp. - Class A	233,409	7,756,181
Electronic Arts, Inc.	14,695	2,240,841
Fox Corp. - Class A	13,503	752,927
Fox Corp. - Class B	8,170	417,814
Interpublic Group of Cos., Inc.	23,010	566,046
Live Nation Entertainment, Inc. (a)	9,660	1,426,782
Match Group, Inc.	15,540	532,556
Meta Platforms, Inc. - Class A	134,727	104,203,251
Netflix, Inc. (a)	26,445	30,660,333
News Corp. - Class A	23,410	686,381
News Corp. - Class B (b)	6,935	231,768
Omnicom Group, Inc. (b)	12,205	879,370
Paramount Global - Class B (b)	36,805	462,639
Take-Two Interactive Software, Inc. (a)	10,160	2,262,937
TKO Group Holdings, Inc. (b)	4,135	694,721
T-Mobile US, Inc.	29,635	7,065,280
Verizon Communications, Inc.	260,535	11,140,477
Walt Disney Co.	111,915	13,330,196
Warner Bros Discovery, Inc. (a)	138,215	1,820,292
		326,633,180

Consumer Discretionary - 10.4%
Airbnb, Inc. - Class A (a)	26,745	3,541,305
Amazon.com, Inc. (a)	586,201	137,235,516
Aptiv PLC (a)	14,195	974,345
AutoZone, Inc. (a)	1,100	4,145,218
Best Buy Co., Inc.	12,105	787,551
Booking Holdings, Inc.	1,990	10,953,079
Caesars Entertainment, Inc. (a)(b)	13,150	350,842
CarMax, Inc. (a)	9,515	538,644
Carnival Corp. (a)	64,850	1,930,585
Chipotle Mexican Grill, Inc. (a)(b)	83,925	3,598,704
Darden Restaurants, Inc.	7,270	1,466,141
Deckers Outdoor Corp. (a)	9,415	999,591
Domino's Pizza, Inc.	2,090	968,109
DoorDash, Inc. - Class A (a)	21,020	5,260,255
DR Horton, Inc.	17,530	2,503,985
eBay, Inc.	29,635	2,719,011
Expedia Group, Inc.	7,670	1,382,287
Ford Motor Co.	240,916	2,666,940
Garmin Ltd.	9,515	2,081,501
General Motors Co.	61,560	3,283,610
Genuine Parts Co.	8,615	1,110,301
Hasbro, Inc.	8,170	614,057
Hilton Worldwide Holdings, Inc.	14,840	3,978,307
Home Depot, Inc.	61,760	22,697,418
Las Vegas Sands Corp.	21,265	1,114,286
Lennar Corp. - Class A	14,495	1,626,049
LKQ Corp. (b)	16,085	474,025
Lowe's Cos., Inc.	34,915	7,805,947
Lululemon Athletica, Inc. (a)	6,925	1,388,670
Marriott International, Inc. - Class A	14,195	3,745,067
McDonald's Corp.	44,375	13,315,606
MGM Resorts International (a)	13,795	502,828
Mohawk Industries, Inc. (a)	3,235	370,440
NIKE, Inc. - Class B	73,065	5,457,225
Norwegian Cruise Line Holdings Ltd. (a)	27,245	696,382
NVR, Inc. (a)	200	1,509,898
O'Reilly Automotive, Inc. (a)	53,161	5,226,790
Pool Corp. (b)	2,390	736,455
PulteGroup, Inc.	12,550	1,417,146
Ralph Lauren Corp.	2,490	743,888
Ross Stores, Inc.	20,420	2,788,147
Royal Caribbean Cruises Ltd. (b)	15,340	4,876,126
Starbucks Corp.	70,275	6,265,719
Tapestry, Inc.	12,850	1,388,185
Tesla Motors, Inc. (a)	173,875	53,600,446
TJX Cos., Inc.	69,630	8,671,024
Tractor Supply Co.	33,070	1,883,337
Ulta Beauty, Inc. (a)	2,890	1,488,379
Williams-Sonoma, Inc.	7,570	1,415,969
Wynn Resorts Ltd.	5,580	608,387
Yum! Brands, Inc.	17,285	2,491,633
		347,395,356

Consumer Staples - 5.3%
Altria Group, Inc.	104,890	6,496,887
Archer-Daniels-Midland Co.	29,635	1,605,624
Brown-Forman Corp. - Class B (b)	11,305	326,149
Bunge Global SA	8,270	659,615
Church & Dwight Co., Inc. (b)	15,240	1,429,055
Clorox Co.	7,670	963,045
Coca-Cola Co.	239,670	16,271,196
Colgate-Palmolive Co.	50,255	4,213,882
Conagra Brands, Inc.	29,535	539,309
Constellation Brands, Inc. - Class A	9,615	1,606,090
Costco Wholesale Corp.	27,545	25,882,384
Dollar General Corp.	13,595	1,426,115
Dollar Tree, Inc. (a)	12,450	1,413,698
Estee Lauder Cos., Inc.	14,495	1,352,963
General Mills, Inc. (b)	34,115	1,670,953
Hershey Co. (b)	9,115	1,696,575
Hormel Foods Corp.	18,030	506,463
J M Smucker Co.	6,625	711,128
Kellanova	16,685	1,331,964
Kenvue, Inc.	118,640	2,543,642
Keurig Dr Pepper, Inc.	84,125	2,746,681
Kimberly-Clark Corp.	20,520	2,557,202
Kroger Co.	41,240	2,890,924
Lamb Weston Holdings, Inc.	8,815	503,072
McCormick & Co., Inc.	15,640	1,104,653
Molson Coors Beverage Co. - Class B	10,660	519,355
Mondelez International, Inc. - Class A	80,090	5,181,022
Monster Beverage Corp. (a)	43,330	2,545,637
PepsiCo, Inc.	84,870	11,705,270
Philip Morris International, Inc.	96,275	15,793,914
Procter & Gamble Co.	145,585	21,906,175
Sysco Corp. (b)	30,280	2,410,288
Target Corp.	28,390	2,853,195
The Campbell's Co. (b)	12,205	389,584
The Kraft Heinz Co.	53,990	1,482,565
Tyson Foods, Inc. - Class A	17,730	927,279
Walgreens Boots Alliance, Inc.	44,375	516,525
Walmart, Inc.	268,505	26,308,120
		174,988,198

Energy - 3.0%
APA Corp. (b)	22,910	441,934
Baker Hughes Co.	61,260	2,759,763
Chevron Corp.	118,167	17,918,844
ConocoPhillips	78,945	7,526,617
Coterra Energy, Inc.	45,575	1,111,574
Devon Energy Corp.	40,640	1,350,061
Diamondback Energy, Inc.	11,605	1,725,199
EOG Resources, Inc.	34,815	4,178,496
EQT Corp.	36,905	1,983,644
Expand Energy Corp.	13,050	1,367,379
Exxon Mobil Corp.	269,405	30,076,374
Halliburton Co.	53,690	1,202,656
Kinder Morgan, Inc.	119,685	3,358,361
Marathon Petroleum Corp.	19,575	3,331,469
Occidental Petroleum Corp.	44,750	1,966,315
ONEOK, Inc.	38,350	3,148,919
Phillips 66	25,600	3,163,648
Schlumberger Ltd.	86,715	2,930,967
Targa Resources Corp.	13,503	2,247,034
Texas Pacific Land Corp. (b)	1,200	1,161,756
Valero Energy Corp.	19,575	2,687,843
Williams Cos., Inc.	75,455	4,523,527
		100,162,380

Financials - 13.7%
Aflac, Inc.	30,580	3,038,429
Allstate Corp.	16,385	3,330,251
American Express Co.	34,315	10,270,823
American International Group, Inc.	36,705	2,849,409
Ameriprise Financial, Inc.	5,925	3,070,276
Aon PLC - Class A	13,450	4,784,299
Apollo Global Management, Inc.	27,645	4,017,371
Arch Capital Group Ltd.	23,210	1,997,453
Arthur J Gallagher & Co.	15,740	4,521,315
Assurant, Inc.	3,190	597,487
Bank of America Corp.	409,755	19,369,119
Bank of New York Mellon Corp.	44,375	4,501,844
Berkshire Hathaway, Inc. - Class B (a)	113,842	53,719,763
Blackrock, Inc. (b)	9,015	9,970,680
Blackstone, Inc.	45,275	7,830,764
Brown & Brown, Inc.	17,641	1,611,858
Capital One Financial Corp.	39,395	8,469,925
Cboe Global Markets, Inc.	6,525	1,572,786
Charles Schwab Corp.	105,490	10,309,538
Chubb Ltd.	23,110	6,148,184
Cincinnati Financial Corp.	9,660	1,424,947
Citigroup, Inc.	116,150	10,883,255
Citizens Financial Group, Inc.	27,045	1,290,587
CME Group, Inc.	22,365	6,223,732
Coinbase Global, Inc. - Class A (a)	13,050	4,929,768
Corpay, Inc. (a)	4,335	1,400,422
Erie Indemnity Co. - Class A (b)	1,545	550,391
Everest Group Ltd.	2,690	903,302
FactSet Research Systems, Inc.	2,390	962,931
Fidelity National Information Services, Inc.	32,793	2,604,092
Fifth Third Bancorp	41,440	1,722,661
Fiserv, Inc. (a)	35,215	4,892,772
Franklin Resources, Inc.	19,175	460,200
Global Payments, Inc.	15,340	1,226,433
Globe Life, Inc.	5,180	727,635
Goldman Sachs Group, Inc.	19,275	13,947,197
Hartford Financial Services Group, Inc.	17,830	2,217,874
Huntington Bancshares, Inc.	89,950	1,477,879
Intercontinental Exchange, Inc.	35,560	6,572,555
Invesco Ltd.	27,690	581,767
Jack Henry & Associates, Inc.	4,501	764,337
JPMorgan Chase & Co.	173,075	51,271,738
KeyCorp.	61,660	1,104,947
KKR & Co., Inc.	41,795	6,126,311
Loews Corp.	10,931	989,693
M&T Bank Corp.	10,260	1,936,062
MarketAxess Holdings, Inc.	2,290	470,595
Marsh & McLennan Cos., Inc.	30,380	6,051,696
Mastercard, Inc. - Class A	50,455	28,581,244
MetLife, Inc.	35,860	2,723,567
Moody's Corp.	9,615	4,958,744
Morgan Stanley	76,600	10,912,436
MSCI, Inc.	4,780	2,683,301
Nasdaq, Inc.	25,600	2,463,232
Northern Trust Corp.	12,105	1,573,650
PayPal Holdings, Inc. (a)	61,160	4,205,362
PNC Financial Services Group, Inc.	24,555	4,672,080
Principal Financial Group, Inc.	13,050	1,015,681
Progressive Corp.	36,260	8,776,370
Prudential Financial, Inc.	21,865	2,264,777
Raymond James Financial, Inc.	11,405	1,906,118
Regions Financial Corp.	56,280	1,425,572
S&P Global, Inc.	19,475	10,732,672
State Street Corp.	17,830	1,992,502
Synchrony Financial	24,055	1,675,912
T Rowe Price Group, Inc.	13,795	1,399,503
Travelers Cos., Inc.	13,995	3,642,059
Truist Financial Corp.	81,435	3,559,524
US Bancorp	96,575	4,342,012
Visa, Inc. - Class A	106,635	36,839,193
W R Berkley Corp.	18,630	1,281,930
Wells Fargo & Co.	203,610	16,417,074
Willis Towers Watson PLC	6,125	1,934,336
		457,676,204

Health Care - 8.8%
Abbott Laboratories	108,117	13,643,284
AbbVie, Inc.	109,725	20,740,220
Agilent Technologies, Inc.	17,630	2,024,100
Align Technology, Inc. (a)	4,335	559,258
Amgen, Inc.	33,270	9,817,977
Baxter International, Inc.	31,625	688,160
Becton Dickinson & Co.	17,730	3,160,373
Biogen, Inc. (a)	9,015	1,153,920
Bio-Techne Corp.	9,760	534,165
Boston Scientific Corp. (a)	91,195	9,568,179
Bristol-Myers Squibb Co.	125,610	5,440,169
Cardinal Health, Inc.	14,940	2,318,987
Cencora, Inc.	10,660	3,049,613
Centene Corp. (a)	30,680	799,828
Charles River Laboratories International, Inc. (a)	3,190	541,152
Cigna Group	16,985	4,541,449
Cooper Cos., Inc. (a)	12,350	873,021
CVS Health Corp.	78,045	4,846,594
Danaher Corp.	39,595	7,806,550
DaVita, Inc. (a)(b)	2,690	377,595
DexCom, Inc. (a)	24,155	1,950,999
Edwards Lifesciences Corp. (a)	36,560	2,899,574
Elevance Health, Inc.	14,395	4,074,937
Eli Lilly & Co.	48,810	36,122,817
GE HealthCare Technologies, Inc. (b)	28,290	2,017,643
Gilead Sciences, Inc.	77,100	8,657,559
HCA Healthcare, Inc.	11,005	3,895,660
Henry Schein, Inc. (a)	7,670	518,875
Hologic, Inc. (a)	13,895	928,464
Humana, Inc.	7,470	1,866,529
IDEXX Laboratories, Inc. (a)	5,080	2,714,295
Incyte Corp. (a)	9,960	745,904
Insulet Corp. (a)	4,335	1,250,214
Intuitive Surgical, Inc. (a)	22,265	10,711,469
IQVIA Holdings, Inc. (a)	10,360	1,925,510
Johnson & Johnson	149,020	24,549,555
Labcorp Holdings, Inc.	5,180	1,347,214
McKesson Corp.	7,770	5,388,806
Medtronic PLC	79,390	7,164,154
Merck & Co., Inc.	156,590	12,232,811
Mettler-Toledo International, Inc. (a)	1,345	1,659,300
Moderna, Inc. (a)	21,020	621,351
Molina Healthcare, Inc. (a)	3,435	542,283
Pfizer, Inc.	350,685	8,167,454
Quest Diagnostics, Inc.	6,925	1,159,314
Regeneron Pharmaceuticals, Inc.	6,525	3,559,127
ResMed, Inc. (b)	9,115	2,478,733
Revvity, Inc.	7,570	665,403
Solventum Corp. (a)	8,515	607,630
STERIS PLC	6,025	1,364,602
Stryker Corp.	21,265	8,351,403
Thermo Fisher Scientific, Inc.	23,710	11,088,693
UnitedHealth Group, Inc.	56,980	14,219,929
Universal Health Services, Inc. - Class B	3,635	605,046
Vertex Pharmaceuticals, Inc. (a)	15,940	7,282,508
Viatris, Inc.	73,865	645,580
Waters Corp. (a)	3,635	1,049,643
West Pharmaceutical Services, Inc.	4,501	1,076,909
Zimmer Biomet Holdings, Inc.	12,250	1,122,712
Zoetis, Inc.	27,690	4,036,925
		293,752,128

Industrials - 8.7%
3M Co.	33,570	5,009,315
A O Smith Corp.	7,270	514,643
Allegion PLC (b)	5,380	892,650
AMETEK, Inc.	14,295	2,642,431
Automatic Data Processing, Inc.	25,200	7,799,400
Axon Enterprise, Inc. (a)	4,501	3,400,460
Boeing Co. (a)	46,920	10,408,733
Broadridge Financial Solutions, Inc.	7,270	1,799,398
Builders FirstSource, Inc. (a)	7,073	899,190
Carrier Global Corp.	49,955	3,427,912
Caterpillar, Inc.	29,535	12,936,921
CH Robinson Worldwide, Inc.	7,370	849,908
Cintas Corp.	21,219	4,722,288
Copart, Inc. (a)	54,290	2,460,966
CSX Corp.	119,385	4,242,943
Cummins, Inc.	8,515	3,130,284
Dayforce, Inc. (a)(b)	9,860	568,626
Deere & Co.	15,640	8,201,147
Delta Air Lines, Inc.	39,695	2,112,171
Dover Corp.	8,515	1,542,407
Eaton Corp. PLC	24,455	9,408,328
Emerson Electric Co.	34,915	5,080,482
Equifax, Inc. (b)	7,670	1,842,564
Expeditors International of Washington, Inc.	8,615	1,001,408
Fastenal Co.	70,962	3,273,477
FedEx Corp.	13,695	3,060,695
Fortive Corp.	21,120	1,012,282
GE Vernova, Inc.	17,085	11,281,055
Generac Holdings, Inc. (a)	3,635	707,698
General Dynamics Corp.	15,740	4,904,741
General Electric Co.	66,440	18,010,555
Honeywell International, Inc.	40,295	8,959,593
Howmet Aerospace, Inc. (b)	25,055	4,504,137
Hubbell, Inc.	3,335	1,458,996
Huntington Ingalls Industries, Inc.	2,390	666,475
IDEX Corp.	4,680	765,227
Illinois Tool Works, Inc.	16,485	4,219,665
Ingersoll Rand, Inc.	24,955	2,111,942
Jacobs Solutions, Inc. (b)	7,570	1,073,956
JB Hunt Trasport Services, Inc.	4,880	702,964
Johnson Controls International PLC	40,840	4,288,200
L3Harris Technologies, Inc.	11,705	3,216,768
Leidos Holdings, Inc.	8,170	1,304,340
Lennox International, Inc.	1,990	1,211,910
Lockheed Martin Corp.	12,950	5,451,691
Masco Corp.	13,150	895,909
Nordson Corp.	3,335	714,390
Norfolk Southern Corp.	13,995	3,890,610
Northrop Grumman Corp.	8,415	4,852,173
Old Dominion Freight Line, Inc.	11,605	1,732,046
Otis Worldwide Corp.	24,555	2,104,118
PACCAR, Inc.	32,425	3,202,293
Parker-Hannifin Corp.	7,970	5,833,243
Paychex, Inc.	19,875	2,868,559
Paycom Software, Inc. (b)	2,890	669,151
Pentair PLC	10,260	1,048,572
Quanta Services, Inc.	9,115	3,701,875
Republic Services, Inc.	12,550	2,894,657
Rockwell Automation, Inc.	7,025	2,470,763
Rollins, Inc.	17,361	994,264
RTX Corp.	82,480	12,996,374
Snap-On, Inc.	3,235	1,039,050
Southwest Airlines Co. (b)	36,705	1,135,286
Stanley Black & Decker, Inc. (b)	9,615	650,455
Textron, Inc.	11,305	879,190
Trane Technologies PLC	13,895	6,087,122
TransDigm Group, Inc.	3,435	5,525,060
Uber Technologies, Inc. (a)	129,245	11,341,249
Union Pacific Corp. (b)	37,405	8,302,788
United Airlines Holdings, Inc. (a)	20,320	1,794,459
United Parcel Service, Inc. - Class B	45,275	3,900,894
United Rentals, Inc.	4,035	3,562,663
Veralto Corp.	15,340	1,608,092
Verisk Analytics, Inc.	8,715	2,428,958
W.W. Grainger, Inc.	2,790	2,900,317
Waste Management, Inc.	22,610	5,181,308
Westinghouse Air Brake Technologies Corp.	10,560	2,028,048
Xylem, Inc.	15,040	2,175,085
		288,489,963

Information Technology - 34.0%(c)
Accenture PLC - Class A	38,750	10,350,125
Adobe, Inc. (a)	26,945	9,637,957
Advanced Micro Devices, Inc. (a)	100,310	17,685,656
Akamai Technologies, Inc. (a)	9,315	710,828
Amphenol Corp.	75,010	7,989,315
Analog Devices, Inc.	30,680	6,891,648
Apple, Inc.	926,540	192,321,908
Applied Materials, Inc. (b)	50,355	9,066,921
Arista Networks, Inc. (a)	63,950	7,879,919
Autodesk, Inc. (a)	13,350	4,046,518
Broadcom, Inc.	291,741	85,684,332
Cadence Design System, Inc. (a)	16,985	6,192,221
CDW Corp.	8,270	1,442,123
Cisco Systems, Inc.	246,440	16,777,635
Cognizant Technology Solutions Corp. - Class A	30,580	2,194,421
Corning, Inc.	47,765	3,020,659
Crowdstrike Holdings, Inc. (a)	15,540	7,064,018
Dell Technologies, Inc. - Class C	19,275	2,557,600
Enphase Energy, Inc. (a)	8,270	267,617
EPAM Systems, Inc. (a)	3,535	557,505
F5, Inc. (a)	3,535	1,107,940
Fair Isaac Corp. (a)	1,545	2,219,732
First Solar, Inc. (a)	6,625	1,157,586
Fortinet, Inc. (a)	39,395	3,935,560
Gartner, Inc. (a)	4,780	1,618,747
Gen Digital, Inc.	33,570	989,979
GoDaddy, Inc. - Class A (a)	8,715	1,408,170
Hewlett Packard Enterprise Co.	81,335	1,682,821
HP, Inc.	58,025	1,439,020
Intel Corp.	268,060	5,307,588
International Business Machines Corp.	57,725	14,613,084
Intuit, Inc.	17,361	13,630,642
Jabil, Inc. (b)	6,825	1,523,135
Keysight Technologies, Inc. (a)	10,760	1,763,672
KLA Corp.	8,270	7,269,578
Lam Research Corp.	79,390	7,529,348
Microchip Technology, Inc.	33,270	2,248,719
Micron Technology, Inc.	68,930	7,523,020
Microsoft Corp.	461,101	245,997,383
Monolithic Power Systems, Inc. (b)	2,990	2,126,608
Motorola Solutions, Inc.	10,360	4,547,833
NetApp, Inc.	12,550	1,306,831
NVIDIA Corp.	1,516,582	269,754,440
NXP Semiconductors NV	15,740	3,364,740
ON Semiconductor Corp. (a)	26,100	1,470,996
Oracle Corp.	100,992	25,628,740
Palantir Technologies, Inc. - Class A (a)	131,839	20,876,706
Palo Alto Networks, Inc. (a)	40,940	7,107,184
PTC, Inc. (a)	7,470	1,604,631
Qualcomm, Inc.	68,485	10,050,859
Ralliant Corp. (a)	7,047	322,189
Roper Technologies, Inc.	6,625	3,646,400
salesforce.com, Inc.	59,670	15,414,551
Seagate Technology Holdings PLC	13,150	2,064,681
ServiceNow, Inc. (a)	12,850	12,119,092
Skyworks Solutions, Inc.	9,960	682,658
Super Micro Computer, Inc. (a)(b)	31,180	1,838,684
Synopsys, Inc. (a)	11,441	7,247,644
TE Connectivity PLC	18,530	3,812,547
Teledyne Technologies, Inc. (a)	2,890	1,592,448
Teradyne, Inc.	10,060	1,080,746
Texas Instruments, Inc.	56,380	10,208,163
Trimble, Inc. (a)(b)	15,240	1,278,484
Tyler Technologies, Inc. (a)	2,690	1,572,466
VeriSign, Inc.	5,080	1,365,860
Western Digital Corp.	21,465	1,689,081
Workday, Inc. - Class A (a)(b)	13,250	3,039,285
Zebra Technologies Corp. (a)	3,190	1,081,474
		1,133,200,671

Materials - 1.8%
Air Products & Chemicals, Inc. (b)	13,795	3,971,305
Albemarle Corp. (b)	7,270	493,269
Amcor PLC	141,450	1,322,557
Avery Dennison Corp.	4,980	835,495
Ball Corp. (b)	18,530	1,061,028
CF Industries Holdings, Inc.	10,760	998,851
Corteva, Inc.	42,385	3,057,230
Dow, Inc. (b)	43,530	1,013,814
DuPont de Nemours, Inc.	25,900	1,862,210
Eastman Chemical Co.	7,073	513,571
Ecolab, Inc.	15,640	4,093,926
Freeport-McMoRan, Inc.	88,905	3,577,537
International Flavors & Fragrances, Inc.	15,840	1,125,115
International Paper Co.	32,625	1,524,892
Linde PLC	29,435	13,547,753
LyondellBasell Industries NV - Class A	16,040	929,197
Martin Marietta Materials, Inc.	3,735	2,147,177
Mosaic Co.	19,675	708,497
Newmont Goldcorp Corp.	70,475	4,376,497
Nucor Corp.	14,595	2,088,107
Packaging Corp. of America	5,580	1,081,125
PPG Industries, Inc.	14,395	1,518,673
Sherwin-Williams Co.	14,395	4,763,018
Smurfit WestRock PLC	30,580	1,357,140
Steel Dynamics, Inc.	8,715	1,111,685
Vulcan Materials Co.	8,170	2,244,054
		61,323,723

Real Estate - 0.2%
CBRE Group, Inc. - Class A (a)	18,330	2,854,714
CoStar Group, Inc. (a)	26,100	2,484,459
		5,339,173

Utilities - 2.4%
AES Corp.	44,030	578,995
Alliant Energy Corp. (b)	15,940	1,036,259
Ameren Corp.	16,685	1,687,354
American Electric Power Co., Inc.	32,970	3,730,226
American Water Works Co., Inc.	12,105	1,697,605
Atmos Energy Corp.	9,760	1,521,779
CenterPoint Energy, Inc.	40,395	1,568,134
CMS Energy Corp.	18,530	1,367,514
Consolidated Edison, Inc.	21,465	2,221,628
Constellation Energy Corp.	19,375	6,739,400
Dominion Energy, Inc.	52,000	3,039,400
DTE Energy Co.	12,850	1,778,568
Duke Energy Corp. (b)	48,065	5,846,627
Edison International	23,955	1,248,535
Entergy Corp.	28,027	2,534,482
Evergy, Inc. (b)	14,195	1,005,006
Eversource Energy	22,710	1,501,131
Exelon Corp.	62,260	2,797,964
FirstEnergy Corp.	31,725	1,354,975
NextEra Energy, Inc.	127,255	9,042,740
NiSource, Inc. (b)	29,035	1,232,536
NRG Energy, Inc.	12,550	2,098,360
PG&E Corp.	135,770	1,903,495
Pinnacle West Capital Corp.	7,025	636,605
PPL Corp.	45,720	1,631,747
Public Service Enterprise Group, Inc.	30,880	2,772,715
Sempra	40,896	3,340,385
Southern Co.	67,785	6,404,327
Vistra Corp.	21,120	4,404,365
WEC Energy Group, Inc.	19,675	2,146,149
Xcel Energy, Inc. (b)	35,560	2,611,526
		81,480,532
TOTAL COMMON STOCKS (Cost $3,071,670,010)		3,270,441,508

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.8%
Real Estate - 1.8%
Alexandria Real Estate Equities, Inc.	9,515	727,231
American Tower Corp.	28,935	6,029,765
AvalonBay Communities, Inc.	8,815	1,642,058
BXP, Inc.	9,015	589,851
Camden Property Trust	6,625	723,450
Crown Castle, Inc.	26,845	2,821,141
Digital Realty Trust, Inc.	19,575	3,453,813
Equinix, Inc.	6,025	4,730,649
Equity Residential	21,219	1,341,041
Essex Property Trust, Inc.	3,935	1,023,808
Extra Space Storage, Inc.	13,150	1,766,834
Federal Realty Investment Trust	4,780	440,525
Healthpeak Properties, Inc.	43,330	734,010
Host Hotels & Resorts, Inc.	43,230	679,576
Invitation Homes, Inc.	35,315	1,082,405
Iron Mountain, Inc.	18,230	1,774,873
Kimco Realty Corp.	42,085	893,465
Mid-America Apartment Communities, Inc.	7,170	1,021,223
Prologis, Inc.	57,325	6,121,163
Public Storage	9,760	2,654,134
Realty Income Corp. (b)	56,554	3,174,376
Regency Centers Corp.	10,060	718,284
SBA Communications Corp.	6,625	1,488,770
Simon Property Group, Inc.	18,975	3,107,915
UDR, Inc.	18,630	731,973
Ventas, Inc.	27,045	1,816,883
VICI Properties, Inc.	65,195	2,125,357
Welltower, Inc.	38,787	6,402,570
Weyerhaeuser Co.	44,875	1,124,119
		60,941,262
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $62,905,047)		60,941,262

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	65,975,642	65,975,642
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $65,975,642)		65,975,642

TOTAL INVESTMENTS - 101.9% (Cost $3,200,550,699)		3,397,358,412
Liabilities in Excess of Other Assets - (1.9)%		(61,980,147)
TOTAL NET ASSETS - 100.0%		$3,335,378,265
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $63,391,983.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Trendpilot US Large Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,270,441,508	$–	$–	$3,270,441,508
Real Estate Investment Trusts - Common	60,941,262	–	–	60,941,262
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	65,975,642
Total Investments	$3,331,382,770	$–	$–	$3,397,358,412

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $65,975,642 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.